Derivative Instruments - Summary of Cross Currency Swaps (Detail) - Cross Currency Swaps Agreements [Member] NOK in Thousands	12 Months Ended
	Dec. 31, 2015 NOK	Dec. 31, 2015 USD ($)
Derivative [Line Items]
Fair Value / Asset (Liability)		$ (183,327,000)
Maturing In January Two Thousand Seventeen [Member]
Derivative [Line Items]
Principal Amount	NOK 600,000	$ 101,351,000
Floating Rate Receivable Reference Rate	NIBOR
Floating Rate Receivable Reference Margin	5.75%	5.75%
Fixed Rate Payable	7.49%	7.49%
Remaining Term (years)	1 year 1 month 6 days
Maturing In January Two Thousand Sixteen [Member]
Derivative [Line Items]
Principal Amount	NOK 500,000	$ 89,710,000
Floating Rate Receivable Reference Rate	NIBOR
Floating Rate Receivable Reference Margin	4.00%	4.00%
Fixed Rate Payable	4.94%	4.94%
Remaining Term (years)	1 month 6 days
Maturing In January Two Thousand Eighteen [Member]
Derivative [Line Items]
Principal Amount	NOK 800,000	$ 143,536,000
Floating Rate Receivable Reference Rate	NIBOR
Floating Rate Receivable Reference Margin	4.75%	4.75%
Fixed Rate Payable	6.07%	6.07%
Remaining Term (years)	2 years 1 month 6 days
Maturing In January Two Thousand Nineteen [Member]
Derivative [Line Items]
Principal Amount	NOK 1,000,000	$ 162,200,000
Floating Rate Receivable Reference Rate	NIBOR
Floating Rate Receivable Reference Margin	4.25%	4.25%
Fixed Rate Payable	6.42%	6.42%
Remaining Term (years)	3 years 1 month 6 days
Maturing in 2017 [Member]
Derivative [Line Items]
Fair Value / Asset (Liability)		$ (36,504,000)
Maturing in 2016 [Member]
Derivative [Line Items]
Fair Value / Asset (Liability)		(33,714,000)
Maturing in 2018 [Member]
Derivative [Line Items]
Fair Value / Asset (Liability)		(56,985,000)
Maturing In Two Thousand Nineteen [Member]
Derivative [Line Items]
Fair Value / Asset (Liability)		$ (56,124,000)